Related Party Transactions - Additional Information (Details) - USD ($) $ in Thousands	3 Months Ended		9 Months Ended
	Sep. 30, 2026	Sep. 30, 2025	Sep. 30, 2026	Sep. 30, 2025
Related Party Transaction [Line Items]
Other expense, net	$ (14,214)	$ (608)	$ (13,708)	$ (6,499)
Blackstone and CVC [Member]
Related Party Transaction [Line Items]
Earned fees			6,193
Capitalized debt issuance costs			4,838
Other expense, net	$ (1,355)		$ (1,355)